Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions

45.	Related party transactions

The parties related to the Bank are deemed to include, in addition to its subsidiaries, associates and jointly controlled entities, the Bank’s key management personnel and the entities over which the key management personnel may exercise significant influence or control.

Banco Santander has the Policy on Related Party Transactions approved by the Board of Directors, which aim to ensure that all transactions are made on the policy typified in view the interests of Banco Santander and its stockholders'. The policy defines powers to approve certain transactions by the Board of Directors. The rules laid down are also applied to all employees and directors of Banco Santander and its subsidiaries.

The transactions and remuneration of services with related parties are carried out in the ordinary course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.

a) Key-person management compensation

The Bank's Board of Directors' Meeting held on March 26, 2021 approved, in accordance with the favorable recommendation of the Compensation Committee, the proposal for the maximum global compensation for Managers (Board of Directors and Executive Board) for the year of 2021, in the amount of up to R$433,940, covering fixed, variable and share-based compensation and other benefits. The proposal was discussed at the Annual General Meeting (AGM) to be held on April 30, 2021.

i) Long-term benefits

The Banco Santander as well as Banco Santander Spain, as other subsidiaries of Santander Group, have long-term compensation programs tied to their share's performance, based on the achievement of goals.

ii) Short-term benefits

The following table shows the Board of Directors’ and Executive Board’s:

Thousand of reais	2021	2020	2019

Fixed Compensation	96,544	90,889	89,518
Variable Compensation - in cash	115,627	83,352	70,816
Variable Compensation - in shares	94,607	81,306	80,832
Others (1)	67,883	47,832	46,937
Total Short-Term Benefits	374,661	303,379	288,103
Variable Compensation - in cash	101,837	98,407	92,704
Variable Compensation - in shares	109,918	97,729	102,046
Total Long-Term Benefits	211,755	196,136	194,750
Total (2)	586,416	499,515	482,853

Additionally, in the exercise ended on December 31, 2021, withholding taxes were collected on management compensation in the amount of R$32,086 (2020 - R$29,162 and 2019 - R$33,912).

iii) Contract termination

The termination of the employment relationship for non-fulfillment of obligations or voluntarily does not entitle executives to any financial compensation.

b) Lending operations

Under current law, it is not granted loans or advances involving:

I - directors, members of board of directors and audit committee as well as their spouses and relatives up to the second degree;

II - individuals or legal entities of Banco Santander, which hold more than 10% of the share capital;

III - Legal entities which hold more than 10% of the share capital, Banco Santander and its subsidiaries; and

IV - legal entities in which any of the officers, members of the Board of Directors and Audit Committee, as well as their spouses or relatives up to the second degree, hold more than 10% of the share capital.

c) Ownership Interest

The table below shows the direct interest (common shares and preferred shares) as of December 31, 2021, 2020 and 2019:

	2021
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.0%
Directors (*)	4,939	0.1%	5,029	0.1%	9,968	0.1%
Others	357,831	9.4%	385,545	10.5%	743,374	9.9%
Total	3,802,940	99.6%	3,664,081	99.6%	7,467,019	99.5%
Treasury shares	15,755	0.4%	15,755	0.4%	31,510	0.5%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,529	100.0%
Free Float (2)	357,830	9.4%	385,544	10.5%	743,374	9.9%

	2020
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (1)	1,627,891	42.6%	1,539,863	41.8%	3,167,755	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.04%
Employees	2,046	0.1%	2,046	0.1%	4,092	0.05%
Directors (*)	4,034	0.1%	4,034	0.1%	8,067	0.11%
Others	353,616	9.3%	381,420	10.4%	735,036	9.8%
Total	3,799,866	99.5%	3,661,007	99.5%	7,460,873	99.5%
Treasury shares	18,829	0.5%	18,829	0.5%	37,658	0.5%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	355,662	9.3%	383,466	10.4%	739,128	9.9%

	2019
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Banco Santander, S.A. (1)	521,964	13.7%	519,268	14.1%	1,041,232	13.9%
Employees	2,526	0.1%	2,533	0.1%	5,059	0.1%
Administrators (*)	4,525	0.1%	4,524	0.1%	9,049	0.1%
Others	355,722	9.3%	383,519	10.4%	739,241	9.9%
Total	3,801,993	99.6%	3,663,133	99.5%	7,465,126	99.6%
Treasury shares	16,702	0.4%	16,702	0.5%	33,404	0.4%
Total	3,818,695	100.0%	3,679,835	100.0%	7,498,530	100.0%
Free Float (2)	358,248	9.4%	386,053	10.5%	744,301	9.9%

(1) Companies of the Santander Spain Group.

(2) Composed by Employees, Qatar Holding and other.

(*) None of the members of the Board of Directors and the Executive Board holds 1.0% or more of any class of shares.

d) Related-Party Transactions

Santander has a Policy for Related Party Transactions approved by the Board of Directors, which aims to ensure that all transactions typified by the policy to take effect  in view of the interests of Banco Santander and its stockholders. The policy defines the power to approve certain transactions by the Board of Directors. The planned rules also apply to all employees and officers of Banco Santander and its subsidiaries.

Operations and charges for services with related parties are carried out in the ordinary course of business and under reciprocal conditions, including interest rates, terms and guarantees, and do not entail greater risk than the normal collection or have other disadvantages.

Thousand of reais	2021
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Assets	895,492	3,347	32,135,748
Financial assets for trading	(3,043,904)	-	(73,209)
Banco Santander, S.A. – Espanha (1)	(3,043,904)	-	-
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	241,716
Santander FI Santillana Multimercado Crédito Privado (2)	-	-	(1,241,109)
Apolo Fundo de Investimento em Direitos Creditórios	-	-	955,737
FIDC Venda de Veículos	-	-	(29,553)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	3,930,078	850	27,590,541
Banco Santander, S.A. – Espanha (3)	3,930,078	-	-
PSA Corretora de Seguros e Serviços Ltda.	-	-	48
Santander Bank, National Association	-	-	8,538,165
Banco Santander Totta, S.A. (2)	-	-	950
Santander Bank Polska S.A. (2)	-	-	99
Santander UK plc	-	-	171,920
Banco Santander, S.A. – México (2)	-	-	21,123
Banco RCI Brasil S.A.	-	850	-
Hyundai Corretora de Seguros Ltda.	-	-	3
Santander Global Technology, S.L., SOCI	-	-	192
Getnet S.A.	-	-	18,858,041
Loans and advances to customers	109	-	3,570,635
Webmotors S.A.	-	-	21,763
Banco Santander Espanha (1)	109	-	-
Santander Tecnología México, S.A. de C.V.	-	-	122
Gesban Servicios Administrativos Globales, S.L.	-	-	23
Santander Brasil Gestão de Recursos Ltda.	-	-	169
Gestora de Inteligência de Crédito	-	-	67,511
Loop Gestão de Pátios S.A.	-	-	9,861
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	191
Getnet S.A.	-	-	3,450,923
Car10 Tecnologia e Informação S.A.	-	-	38
Key Management Personnel (5)	-	-	20,034
Other Assets	9,209	2,497	1,048,039
Banco Santander, S.A. – Espanha (1)	9,209	-	-
Banco RCI Brasil S.A.	-	2,497	-
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	965,926
Getnet S.A.	-	-	15
Others	-	-	82,098
Guarantees and Limits	-	-	(258)
Key Management Personnel (5)	-	-	(258)

Liabilities	(25,832,894)	(63,599)	(9,602,791)
Deposits of Brazil Central Bank and deposits of credit institutions	(11,178,490)	(63,599)	(7,802,709)
Banco Santander, S.A. – Espanha (1)	(11,178,490)	-	-
Banco RCI Brasil S.A.	-	(63,599)	-
Santander Caceis Brasil DTVM S.A.(2)	-	-	(722,222)
Getnet S.A.	-	-	(7,079,955)
Others	-	-	(532)
Securities	-	-	(128,593)
Key Management Personnel (5)	-	-	(128,593)
Customer deposits	-	-	(828,107)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(63,864)
Santander Brasil Gestão de Recursos Ltda.	-	-	(44,141)
Webmotors S.A.	-	-	(3,744)
Santander Caceis Brasil DTVM S.A.	-	-	(562)
Gestora de Inteligência de Crédito	-	-	(36,097)
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(21,725)
Getnet S.A.	-	-	(372,151)
Key Management Personnel (5)	-	-	(28,672)
Others	-	-	(257,151)
Other financial liabilities - Dividends and interest on capital Payable	(564,786)	-	-
Banco Santander Espanha	(73)	-	-
Grupo Empresarial Santander, S.L. (1)	(464,295)	-	-
Sterrebeeck B.V. (1)	(100,418)	-	-
Other Payables	(1,011)	-	(843,382)
Banco Santander Espanha (1)	(1,011)	-	-
Santander Caceis Brasil DTVM S.A.	-	-	(12,286)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(28,801)
Getnet S.A.	-	-	(123,863)
Key Management Personnel (5)	-	-	(664,264)
Others	-	-	(14,168)
Debt Instruments Eligible to Compose Capital	(14,088,607)	-	-
Banco Santander Espanha (1)	(14,088,607)	-	-

Thousand of Reais	2020
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Assets	2,966,012	3,589,575	8,962,950
Financial assets for trading - Derivatives net	(1,326,965)	-	(2,527,296)
Banco Santander, S.A. – Espanha (1)	(1,326,965)	-	-
Super Pagamentos e Administração de Meios Eletrônicos S.A. (2)	-	-	(211,154)
Santander FI Santillana Multimercado Crédito Privado (2)	-	-	(2,316,142)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	4,240,680	3,587,028	10,446,557
Banco Santander, S.A. – Espanha (3)	4,240,680	-	-
PSA Corretora de Seguros e Serviços Ltda.	-	-	113
Santander Digital Assets, SL	-	-	8,105
Santander Bank, National Association	-	-	10,315,450
Banco Santander Totta, S.A. (2)	-	-	1,250
Bank Zachodni (2)	-	-	171
Santander UK plc	-	-	92,703
Banco Santander, S.A. – México (2)	-	-	27,993
Banco RCI Brasil S.A.	-	3,587,028	-
Hyundai Corretora de Seguros Ltda.	-	-	3
Integry Tecnologia e Serviços A.H.U Ltda.	-	-	45
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	532
Santander Global Technology, S.L., SOCI	-	-	192
Loans and advances to customers	-	-	998,063
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	823,467
Zurich Santander Brasil Seguros S.A. (4)	-	-	57,081
Webmotors S.A.	-	-	18,455
Banco Santander Espanha (1)	-	-	224
Isban Mexico, S.A. de C.V.	-	-	122
Gesban Servicios Administrativos Globales, S.L.	-	-	23
Santander Brasil Gestão de Recursos Ltda.	-	-	169
Gestora de Inteligência de Crédito	-	-	66,667
Loop Gestão de Pátios S.A.	-	-	11,966
Key Management Personnel (5)	-	-	19,889
Other Assets	52,297	2,547	34,589
Banco Santander, S.A. – Espanha (1)	52,297	-	-
Banco RCI Brasil S.A.	-	2,547	-
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	34,589
Guarantees and Limits	-	-	11,038
Key Management Personnel (5)	-	-	11,038

Liabilities	(24,084,795)	(226,046)	(1,779,587)
Deposits of Brazil Central Bank and deposits of credit institutions	(10,456,623)	(226,046)	(37,214)
Banco Santander, S.A. – Espanha (1)	(10,456,623)	-	-
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(36,390)
Loop Gestão de Pátios S.A.	-	-	(824)
Banco RCI Brasil S.A.	-	(226,046)	-
Securities obligations	-	-	(117,368)
Key Management Personnel (5)	-	-	(117,368)
Customer deposits	-	-	(869,888)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(64,836)
Santander Brasil Gestão de Recursos Ltda.	-	-	(335)
Webmotors S.A.	-	-	(1,411)
Santander Caceis Brasil DTVM S.A.	-	-	(581,543)
Santander Brasil Asset (2)	-	-	(100)
Gestora de Inteligência de Crédito	-	-	(149,257)
Key Management Personnel (5)	-	-	(36,762)
Others	-	-	(35,644)
Other financial liabilities - Dividends and interest on capital Payable	(508,491)	-	-
Banco Santander Espanha	(195)	-	-
Grupo Empresarial Santander, S.L. (1)	(239,890)	-	-
Sterrebeeck B.V. (1)	(268,406)	-	-
Other Payables	(21)	-	(755,117)
Banco Santander Espanha (1)	(21)	-	-
Santander Brasil Asset (2)	-	-	(95)
Santander Caceis Brasil DTVM S.A.	-	-	(9,373)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(78,686)
Key Management Personnel (5)	-	-	(633,276)
Others	-	-	(33,687)
Debt Instruments Eligible to Compose Capital	(13,119,660)	-	-
Banco Santander Espanha (1)	(13,119,660)	-	-

Thousand of Reais	2019
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Assets	5,294,152	4,387,013	874,668
Financial assets for trading - Derivatives net	(763,547)	-	(113,931)
Banco Santander, S.A. – Espanha (1)	(763,547)	-	-
Santander FI Santillana Multimercado Crédito Privado (2)	-	-	(113,931)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	5,896,120	-	70,261
Banco Santander, S.A. – Espanha (3)	5,896,120	-	-
Banco Santander Totta, S.A. (2)	-	-	7,921
Bank Zachodni (2)	-	-	94
Santander UK plc	-	-	16,701
Banco Santander, S.A. – México (2)	-	-	45,545
Loans and advances to customers	912	20,367	884,696
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	814,320
Zurich Santander Brasil Seguros S.A.	-	-	58,778
Webmotors S.A.	-	20,367	-
Banco Santander Espanha (1)	912	-	-
Isban Mexico, S.A. de C.V.	-	-	122
Gesban Servicios Administrativos Globales, S.L.	-	-	23
Santander Brasil Gestão de Recursos Ltda.	-	-	169
Key Management Personnel (5)	-	-	11,284
Loans and other values with credit institutions (1)	86,638	4,365,518	192
Banco Santander, S.A. – Espanha (1)	86,638	-	-
Banco RCI Brasil S.A.	-	4,365,518	-
Santander Global Technology, S.L., SOCI	-	-	192
Other Assets	74,029	1,128	28,476
Banco Santander, S.A. – Espanha (1)	74,029	-	-
Banco RCI Brasil S.A.	-	1,128	-
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	28,476
Guarantees and Limits	-	-	4,974
Key Management Personnel (5)	-	-	4,974

Liabilities	(17,105,753)	(169,103)	(1,529,828)
Deposits of Brazil Central Bank and deposits of credit institutions	(42,060)	(167,017)	(20,571)
Banco Santander, S.A. – Espanha (1)	(42,060)	-	-
Santander FI Santillana Multimercado Crédito Privado (2)	-	-	(20,571)
Banco RCI Brasil S.A.	-	(167,017)	-
Bonds and securities	-	-	(89,074)
Key Management Personnel (5)	-	-	(89,074)
Customer deposits	-	(2,086)	(1,008,416)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(199,934)
Santander Brasil Gestão de Recursos Ltda	-	-	(332,916)
Webmotors S.A.	-	(2,082)	-
Santander Caceis Brasil DTVM S.A.	-	-	(404,427)
Santander Brasil Asset (2)	-	-	(16,762)
Key Management Personnel (5)	-	-	(36,104)
Others	-	(4)	(18,273)
Other financial liabilities - Dividends and interest on capital payable	(6,874,602)	-	(12,226)
Banco Santander, S.A. – Espanha (1)	(1,067,623)	-	-
Grupo Empresarial Santander, S.L. (1)	(2,177,207)	-	-
Sterrebeeck B.V. (1)	(3,629,772)	-	-
Banco Madesant (2)	-	-	(1,948)
Key Management Personnel (5)	-	-	(10,278)
Other Payables	(13,130)	-	(399,541)
Banco Santander, S.A. – Espanha (1)	(13,130)	-	-
Santander Brasil Asset	-	-	(7,203)
Santander Caceis Brasil DTVM S.A.	-	-	(5,066)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(21,219)
Key Management Personnel (5)	-	-	(357,249)
Others	-	-	(8,804)
Debt Instruments Eligible to Compose Capital	(10,175,961)	-	-
Banco Santander, S.A. – Espanha (1)	(10,175,961)	-	-

All loans and other amounts with related parties were made in the normal course of business and on a sustainable basis, including interest rates and guarantees and do not involve risks greater than normal collection or have other disadvantages.

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Espanha (note 1-a), through the subsidiaries Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the parent company's subsidiaries (Banco Santander Espanha).

(3) As of December 31, 2021, it refers to cash and cash equivalents in the amount of R$1,476,611 (2020 – R$ 2,459,371).

(4) Significant influence of Banco Santander Espanha.

(5) The balance with key management personnel refers to operations contracted prior to the term of the mandates.

Thousand of Reais	2021
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(2,896,127)	37,036	1,622,821
Interest and similar income - Loans and amounts due from credit institutions	7,534	-	77,832
Banco Santander Espanha	7,534	-	-
Apolo Fundo de Investimento em Direitos Creditórios	-	-	76,004
Key Management Personnel	-	-	1,828
Guarantees and Limits	-	-	45
Key Management Personnel	-	-	45
Interest expense and similar charges - Customer deposits	-	-	(634,659)
Santander Brasil Gestão de Recursos Ltda.	-	-	(1,159)
Gestora de Inteligência de Crédito	-	-	(2,354)
Webmotors S.A.	-	-	(233)
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(6,916)
Getnet S.A.	-	-	(23,448)
Banco Santander (Suisse), S.A.	-	-	(1,437)
Key Management Personnel	-	-	(594,194)
Others	-	-	(4,918)
Interest expense and similar charges - Deposits from credit institutions	(122,318)	-	(4,652)
Banco Santander – Espanha	(122,318)	-	-
Santander FI Santillana Multimercado Crédito Privado (1)	-	-	(30,024)
Santander Caceis Brasil DTVM S.A. (2)	-	-	25,372
Fee and commission income (expense)	-	37,036	3,511,120
Banco RCI Brasil S.A.	-	37,036	-
Banco Santander International	-	-	43,375
Zurich Santander Brasil Seguros S.A.	-	-	118,324
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	3,200,930
Getnet S.A.	-	-	145,554
Key Management Personnel	-	-	399
Others	-	-	2,538
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(2,560,112)	-	(769,218)
Banco Santander, S.A. Espanha	(2,560,112)	-	-
Santander FI Santillana Multimercado Crédito Privado	-	-	(3,666)
Santander Caceis Brasil DTVM S.A. (2)	-	-	(29,413)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	(152,376)
Zurich Santander Brasil Seguros S.A. (3)	-	-	310,706
Getnet S.A.	-	-	(881,699)
Key Management Personnel	-	-	(13,083)
Others	-	-	313
Administrative expenses and Amortization	(221,231)	-	(558,452)
Banco Santander, S.A. Espanha	(221,231)	-	-
ISBAN Chile S.A.	-	-	(4)
Aquanima Brasil Ltda.	-	-	(29,526)
Santander Caceis Brasil DTVM S.A. (2)	-	-	(45,196)
Santander Global Technology, S.L., SOCI	-	-	(446,313)
Getnet S.A.	-	-	(2,092)
Others	-	-	(35,321)
Others Administrative expenses - Donation	-	-	805
Fundação Sudameris	-	-	805

Thousand of Reais	2020
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(2,164,484)	204,209	1,442,100
Interest and similar income - Loans and advances to customers	13,934	185,646	1,485
Banco Santander Espanha	13,934	-	-
Banco RCI Brasil S.A.	-	185,646	-
Key Management Personnel	-	-	1,485
Guarantees and Limits	-	-	61
Key Management Personnel	-	-	61
Interest expense and similar charges - Customer deposits	-	-	(19,215)
Santander Brasil Gestão de Recursos Ltda.	-	-	(5,664)
Gestora de Inteligência de Crédito	-	-	(1,039)
Webmotors S.A.	-	-	(2)
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(7,198)
Key Management Personnel	-	-	(4,657)
Others	-	-	(655)
Interest expense and similar charges - Deposits from credit institutions	(569,355)	(6,226)	(15,032)
Banco Santander Espanha	(569,355)	-	-
Banco RCI Brasil S.A.	-	(6,226)	-
SAM Brasil Participações	-	-	(3)
Santander Caceis Brasil DTVM S.A. (2)	-	-	(14,645)
Santander Asset Management, S.A. SGIIC.	-	-	(384)
Fee and commission income (expense)	(2,002)	24,789	3,092,951
Banco Santander Espanha	(2,002)	-	-
Banco RCI Brasil S.A.	-	24,789	-
Banco Santander International	-	-	45,261
Webmotors S.A.	-	-	223
Zurich Santander Brasil Seguros S.A.	-	-	321,008
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,706,398
Key Management Personnel	-	-	308
Others	-	-	19,753
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(541,693)	-	(413,101)
Banco Santander, S.A. Espanha	(541,693)	-	-
Santander FI Santillana Multimercado Crédito Privado	-	-	(396,689)
Santander Caceis Brasil DTVM S.A. (2)	-	-	(4,662)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	(17,344)
Key Management Personnel	-	-	180
Others	-	-	5,414
Administrative expenses and Amortization	(202,787)	-	(1,354,006)
Banco Santander, S.A. Espanha	(202,787)	-	-
ISBAN Chile S.A.	-	-	(20)
Aquanima Brasil Ltda.	-	-	(52,431)
TECBAN - Tecnologia Bancária Brasil	-	-	(364,349)
Santander Caceis Brasil DTVM S.A. (2)	-	-	(46,813)
Santander Global Technology, S.L., SOCI	-	-	(358,364)
Key Management Personnel	-	-	(499,514)
Others	-	-	(32,515)
Others Administrative expenses - Donation	-	-	(19,630)
Santander Cultural	-	-	(330)
Fundação Santander	-	-	(1,600)
Instituto Escola Brasil	-	-	(700)
Fundação Sudameris	-	-	(17,000)
Result on the sale of assets not classified as assets held for sale	-	-	168,588
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	168,588
Debt Instruments Eligible to Compose Capital	(862,581)	-	-
Banco Santander Espanha	(862,581)	-	-

Thousand of Reais	2019
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(1,458,386)	226,141	1,254,022
Interest and similar income - Loans and advances to customers	219,060	437,322	630
Interest and similar income - Loans and amounts due from credit institutions	109,530	218,661	630
Banco Santander Espanha	109,530	-	-
Banco RCI Brasil S.A.	-	218,661	-
Key Management Personnel	-	-	630
Guarantees and Limits	-	-	24
Key Management Personnel	-	-	24
Interest expense and similar charges - Customer deposits	-	(25)	(27,433)
Santander Brasil Gestão de Recursos Ltda.	-	-	(16,387)
Gestora de Inteligência de Crédito	-	-	(3,275)
Webmotors S.A.	-	(25)	-
Key Management Personnel	-	-	(7,747)
Others	-	-	(24)
Interest expense and similar charges - Deposits from credit institutions	(174)	(3,375)	(96,579)
Banco Santander – Espanha	(174)	-	-
Banco RCI Brasil S.A.	-	(3,375)	-
SAM Brasil Participações	-	-	(37)
Santander FI Santillana Multimercado Crédito Privado	-	-	(67,821)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(27,595)
Santander Asset Management, S.A. SGIIC.	-	-	(1,126)
Fee and commission income (expense)	2,310	10,418	2,635,325
Banco Santander – Espanha	2,310	-	-
Banco RCI Brasil S.A.	-	10,201	-
Banco Santander International	-	-	35,294
Webmotors S.A.	-	217	-
Zurich Santander Brasil Seguros S.A.	-	-	231,920
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,356,596
Key Management Personnel	-	-	343
Others	-	-	11,172
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(724,169)	462	44,858
Banco Santander, S.A. – Espanha	(724,169)	-	-
Santander FI Santillana Multimercado Crédito Privado	-	-	(598)
Santander Caceis Brasil DTVM S.A. (2)	-	-	(2,297)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	43,858
Key Management Personnel	-	-	168
Others	-	462	3,727
Administrative expenses and Amortization	(153,332)	-	(1,283,788)
Banco Santander, S.A. – Espanha	(153,332)	-	-
ISBAN Chile S.A.	-	-	(28)
Aquanima Brasil Ltda.	-	-	(32,032)
TECBAN - Tecnologia Bancária Brasil	-	-	(345,610)
Santander Caceis Brasil DTVM S.A. (2)	-	-	(49,241)
Santander Global Technology, S.L., SOCI	-	-	(336,952)
Key Management Personnel	-	-	(482,852)
Others	-	-	(37,073)
Others Administrative expenses - Donation	-	-	(19,015)
Fundação Santander	-	-	(1,615)
Instituto Escola Brasil	-	-	(1,300)
Fundação Sudameris	-	-	(16,100)
Debt Instruments Eligible to Compose Capital	(692,551)	-	-
Banco Santander Espanha	(692,551)	-	-

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the Company's subsidiaries (Banco Santander, S.A ..- Spain).